Inventories - Summary of Inventories, Net of Reserves (Detail) - USD ($) $ in Thousands	Mar. 26, 2022	Mar. 27, 2021
Inventory Disclosure [Abstract]
Raw materials and work in progress	$ 716	$ 813
Finished goods	78,191	96,976
Total inventory	$ 78,907	$ 97,789